Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,554	$ 1,522
Accounts receivable	5,246	4,774
Inventories	2,637	2,512
Deferred tax assets	275	170
Prepaid expenses and other	211	157
Total current assets	9,923	9,135
Investments	391	385
Fixed assets, net	5,441	5,273
Goodwill	1,440	1,473
Deferred tax assets	120	90
Other assets	675	753
Consolidated total assets	17,990	17,109
Current liabilities
Bank indebtedness	41	71
Accounts payable	4,781	4,450
Accrued salaries and wages	704	617
Other accrued liabilities	1,538	1,185
Income taxes payable	6	93
Deferred tax liabilities	9	19
Long-term debt due within one year	230	249
Total current liability	7,309	6,684
Long-term employee benefit liabilities	532	560
Long-term debt	102	112
Other long-term liabilities	208	154
Deferred tax liabilities	200	141
Total liability	8,351	7,651
Shareholders' equity
Common Shares [issued: 221,151,704; 2012 - 233,115,783]	4,230	4,391
Contributed surplus	69	80
Retained earnings	5,011	4,462
Accumulated other comprehensive income	313	496
Stockholders equity attributable to Magna International Inc	9,623	9,429
Non-controlling interest	16	29
Total stockholder's equity	9,639	9,458
Total liability and stockholders' equity	$ 17,990	$ 17,109